Organization, Nature of Operations and Going Concern Uncertainty (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Net loss	$ (2,121,700)	$ (2,605,000)	$ (6,757,800)	$ (7,961,700)
Net cash used in operating activities			(6,026,100)	(7,414,100)
Accumulated deficit	(92,003,100)		(92,003,100)		$ (85,245,300)
Cash and cash equivalents	2,443,400	$ 2,646,700	2,443,400	$ 2,646,700	3,254,700	$ 5,449,000
Aggregate liabilities	$ 2,664,500		$ 2,664,500		$ 1,865,300
Number of common stock, issued	12,701,266		12,701,266		7,407,254
Option exercised
Health Care [Member]
Market Value	$ 42,800,000,000		$ 42,800,000,000
Mental Health Software And Services [Member]
Market Value	4,300,000,000		4,300,000,000
Agreement And Plan Of Merger [Member] | MYnd Analytics, Inc. [Member]
Aggregate liabilities	$ 250,000		$ 250,000
Number of common stock, issued	1,464,000		1,464,000
Option exercised			500,000
Agreement And Plan Of Merger [Member] | MYnd Analytics, Inc. [Member] | Warrant [Member]
Cash and cash equivalents	$ 2,500,000		$ 2,500,000
Number of common stock, issued	6,269,673		6,269,673